TRADE RECEIVABLES (Schedule of Aging of Gross Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 1,130	₪ 1,260	₪ 1,260
Allowance	188	193	₪ 193	₪ 190	₪ 169
Not Passed Due [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	900	977
Allowance	₪ 19	₪ 13
Average expected loss rate	2.00%	1.00%
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 94	₪ 112
Allowance	₪ 53	₪ 56
Average expected loss rate	56.00%	50.00%
More than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross	₪ 136	₪ 171
Allowance	₪ 116	₪ 124
Average expected loss rate	85.00%	73.00%